SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash	$ 2,581,219	$ 372,695	$ 925,270	$ 1,329,016
Restricted cash	922,198	1,424,999	1,428,422	1,409,895
Total cash and restricted cash	$ 3,503,417	$ 1,797,694	$ 2,353,692	$ 2,738,911